Capital and financial risk management - Trade and other receivables and other non-current assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 2,441	£ 3,894
Total assets	34,815	34,451
Trade and other receivables, loans from related parties and other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,663	3,463
Non-financial assets	350	260
Total assets	2,013	3,723
Trade and other receivables
Financial instruments held at fair value by fair value hierarchy
Financial assets	1,634	1,947
Non-financial assets	247	260
Total assets	1,881	2,207
Loans amount owing from related parties
Financial instruments held at fair value by fair value hierarchy
Financial assets		1,508
Total assets		1,508
Other non-current assets
Financial instruments held at fair value by fair value hierarchy
Financial assets	29	8
Non-financial assets	103
Total assets	£ 132	£ 8